LOANS PAYABLE AND LONG TERM DEBT (Details) (USD $)	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Note payable to First Niagara Bank in 60 monthly installments of $1,180, including interest at the rate of 9.00% per annum; Final payment in September 2012 ; Secured by vehicle purchased with proceeds of loan, Current		$ 0	$ 6,923
Capital lease payable to Shimadzu Financial Services; 24 payments of $594; Final payment due in March 2014, Current		6,295	6,393
Balance due on Treppel Credit Line, Current		600,000	0
Short Term Loans and Current Portion Of Long Term Debt	1,177	606,296	13,316
Note payable to First Niagara Bank in 60 monthly installments of $1,180, including interest at the rate of 9.00% per annum; Final payment in September 2012 ; Secured by vehicle purchased with proceeds of loan, Long - Term		0	0
Capital lease payable to Shimadzu Financial Services; 24 payments of $594; Final payment due in March 2014, Long - Term		0	6,295
Balance due on Treppel Credit Line (note 2)		0	0
Short Term Loans and Non Current Portion Of Long Term Debt		$ 0	$ 6,295